Cover Page	Jul. 29, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 29, 2025
Entity Registrant Name	COMMVAULT SYSTEMS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-33026
Entity Tax Identification Number	22-3447504
Entity Address, Address Line One	1 Commvault Way
Entity Address, City or Town	Tinton Falls
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07724
City Area Code	732
Local Phone Number	870-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	CVLT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001169561
Amendment Flag	false